Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.001 per share
Amount Registered | shares	3,200,000
Proposed Maximum Offering Price per Unit	23.57
Maximum Aggregate Offering Price	$ 75,424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,416.05
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock of Pulse Biosciences, Inc. (the "Registrant") that may be issued pursuant to the 2017 Equity Incentive Plan, as amended (the "Incentive Plan"), and the 2017 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of $23.57 per share, which represents the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on February 17, 2026. (3) Reflects (i) 2,000,000 additional shares of common stock reserved for issuance under the Incentive Plan effective as of September 30, 2025, as approved by the stockholders at a special meeting, and (ii) 1,200,000 additional shares of common stock reserved for issuance pursuant to the Incentive Plan as of January 1, 2026. (4) Reflects 450,000 additional shares of common stock automatically reserved for issuance pursuant to the ESPP as of January 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.001 per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	23.57
Maximum Aggregate Offering Price	$ 10,606,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,464.76
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock of Pulse Biosciences, Inc. (the "Registrant") that may be issued pursuant to the 2017 Equity Incentive Plan, as amended (the "Incentive Plan"), and the 2017 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of $23.57 per share, which represents the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on February 17, 2026. (3) Reflects (i) 2,000,000 additional shares of common stock reserved for issuance under the Incentive Plan effective as of September 30, 2025, as approved by the stockholders at a special meeting, and (ii) 1,200,000 additional shares of common stock reserved for issuance pursuant to the Incentive Plan as of January 1, 2026. (4) Reflects 450,000 additional shares of common stock automatically reserved for issuance pursuant to the ESPP as of January 1, 2026.